Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets	¥ 13,086
Operating lease expenses	319,649	¥ 187,881	¥ 172,727
Short-term leases not capitalized as right-of-use assets	¥ 47,315